18. SHARE CAPITAL: Schedule of Determination of Fair value of the common share purchase warrants (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Determination of Fair value of the common share purchase warrants
Black-Scholes inputs	September 24, 2020
Risk free rate	0.23% (2 yrs)
Exercise price	$1.00
Stock price	$0.58
Expected volatility	101%